The Prudential Insurance Company of America	Thomas C. Castano

Vice President and Corporate Counsel

Law Department

The Prudential Insurance Company

of America

213 Washington Street

Newark, NJ 07102-2992

(973) 802-4708 fax: (973) 802-9560

May 1, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential Variable Contract Account GI-2

(Registration No. 333-01031)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15, except for a correction to the total annual fund operating expense table in the prospectus, including the footnote, which is amended as of May 1, 2009 and (ii) that the text of Post-Effective Amendment No. 15 was filed electronically on April 29, 2009 (Accession No. 0000828972-09-000029).

By:	__/s/__________________

Thomas C. Castano

Vice President and Corporate Counsel

The Prudential Insurance Company of America

via EDGAR